Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling interests
Noncontrolling interests
Year Ended December 31,	2013	2012	2011

(Dollars in thousands)
Net income attributable to TDS shareholders	$141,927	$81,861	$200,566
Transfer (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(14,135)	(8,854)	(8,555)
Change in TDS’ Capital in excess of par value from U.S. Cellular’s repurchase of U.S. Cellular shares	3,370	4,789	(7,723)
Purchase of ownership in subsidiaries from noncontrolling interests	(123)	4,397	-
Net transfers (to) from noncontrolling interests	(10,888)	332	(16,278)
Change from net income attributable to TDS shareholders and transfers (to) from noncontrolling interests	$131,039	$82,193	$184,288